Warrant liability, Change in Warrants Liability (Details) $ in Thousands				12 Months Ended
		Jun. 15, 2021 shares	Jan. 13, 2021 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares
Number of warrants [Roll Forward]
Beginning balance (in shares)				15,160,001		0
Issued (in shares)	[1]					19,250,000
Exercised (in shares)	[2]					(4,089,999)
Ending balance (in shares)				15,160,001		15,160,001
Weighted average exercise price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares					$ 7.46		$ 0
Issued (in dollars per share) | $ / shares	[1]						3.56
Exercised (in dollars per share) | $ / shares	[2]						10.2
Ending balance (in dollars per share) | $ / shares					0.01		$ 7.46
Non-cash gain (loss) on the revaluation of warrant liability | $				$ 98,810		$ (114,161)
loss related to the fair value measurement of warrant liability | $						$ (70,800)
Private Placement [Member]
Number of warrants [Roll Forward]
Issued (in shares)			7,750,000
Exercised (in shares)				(3,875,000)
Weighted average exercise price [Roll Forward]
Exercised (in dollars per share) | $ / shares					10.27
Public Bought Deal [Member]
Number of warrants [Roll Forward]
Issued (in shares)		11,500,000
Exercised (in shares)				(214,999)
Weighted average exercise price [Roll Forward]
Exercised (in dollars per share) | $ / shares					$ 9.03

[1]	The warrants issued comprise of 7,750,000 private placement warrants and 11,500,000 public bought deal warrants related to the January 13, 2021, and June 15, 2021, equity issuances, respectively, completed during the year ended December 31, 2021.
[2]	The warrants exercised comprise of 3,875,000 private placement warrants with a weighted average exercise price of $10.27 and 214,999 public bought deal warrants with a weighted average exercise price of $9.03.